Goodwill and intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill and intangible assets with indefinite useful lives

9.	Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2025 and 2024 are summarized below:

	Goodwill
(€ million)	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
At January 1, 2024	15,211	(38)	15,173	15,796	25	30,994
Additions	290	—	290	61	1	352
Impairment losses and assets write-offs	—	(514)	(514)	—	—	(514)
Translation differences and other	395	—	395	761	(2)	1,154
At December 31, 2024	15,896	(552)	15,344	16,618	24	31,986
Additions(1)	93	—	93	—	—	93
Impairment losses and assets write-offs	—	(94)	(94)	—	—	(94)
Translation differences and other	(1,342)	8	(1,334)	(1,475)	—	(2,809)
At December 31, 2025	14,647	(638)	14,009	15,143	24	29,176
(1) Amounts related to Auto Avaliar for €45 million and F2MeS for €48 million, refer to Note 3, Scope of consolidation for additional information
For the year ended December 31, 2025 translation differences were primarily related to the weakening of the
U.S. Dollar against the Euro.
For the year ended December 31, 2024 translation differences primarily related to the strengthening of the U.S.
Dollar against the Euro and the weakening of Brazilian Real against the Euro.
Brands, comprised of Jeep, Ram, Dodge, Mopar, Opel/Vauxhall, FIAT, Alfa Romeo and Maserati are allocated to
North America, Enlarged Europe and Maserati segments. These rights are protected legally through registration with government agencies and through their continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they were classified as intangible assets with indefinite useful lives and were therefore not amortized but instead tested at least annually for impairment.
For the purpose of impairment testing, the carrying value of Brands is tested jointly with the goodwill, if any, and allocated to the North America, Maserati and Enlarged Europe segments.
There were €94 million and €514 million impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2025, and 2024, respectively. Refer to Note 2,
Basis of preparation - Critical judgments and use of estimates for discussion of the assumptions and judgments relating to goodwill impairment testing.
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2025		At December 31, 2024
(€ million)	Goodwill	Brands	Goodwill	Brands
North America	9,786	11,092	11,074	12,546
Enlarged Europe	2,114	2,922	2,059	2,943
Middle East & Africa	107	—	107	—
South America	1,370	51	1,332	51
China and India & Asia Pacific	150	—	164	—
Maserati	—	972	—	972
Other activities	482	106	608	106
Total	14,009	15,143	15,344	16,618